Investment Securities - Amortized Cost and Fair Value of Debt Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Amortized Cost
Due within one year	$ 0
Due after one year through five years	156
Due after five years through ten years	11,879
Due after ten years	14,491
Amortized cost	26,526	$ 32,109
Fair Value
Due within one year	0
Due after one year through five years	150
Due after five years through ten years	11,942
Due after ten years	14,521
Total available for sale	26,613	31,278
Amortized Cost
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	1,167
Due after ten years	0
Amortized cost	1,167	1,113
Fair Value
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	1,430
Due after ten years	0
Total held to maturity	$ 1,430	$ 1,292